Nature of Business and Basis of Presentation	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Basis of Presentation

Note 1 – Nature of Business and Basis of Presentation

Sunshine Biopharma, Inc. (the "Company") was originally incorporated under the name Mountain West Business Solutions, Inc. on August 31, 2006, in the State of Colorado. Until October 2009, the Company was operating as a business consultancy firm.

Effective October 15, 2009, the Company acquired Sunshine Biopharma, Inc. in a transaction classified as a reverse acquisition. Sunshine Biopharma, Inc. was holding an exclusive license to a new anticancer drug bearing the laboratory name, Adva-27a (the “License Agreement”). Upon completion of the reverse acquisition transaction, the Company changed its name to Sunshine Biopharma, Inc. and began operating as a pharmaceutical company focusing on the development of the licensed Adva-27a anticancer drug.

In October 2012, the Company published the results of its initial preclinical studies of Adva-27a in the peer-reviewed journal, ANTICANCER RESEARCH. The studies were conducted in collaboration with Binghamton University, a State University of New York, and Ecole Polytechnique, Universite de Montreal. The publication is entitled “Adva-27a, a Novel Podophyllotoxin Derivative Found to Be Effective Against Multidrug Resistant Human Cancer Cells” [ANTICANCER RESEARCH Volume 32, Pages 4423-4432 (2012)].

In July 2014, the Company formed a wholly owned Canadian subsidiary, Sunshine Biopharma Canada Inc. (“Sunshine Canada”) for the purposes of offering generic pharmaceutical products in Canada and elsewhere around the world. Sunshine Canada has recently transitioned its focus to the development and marketing of Science-Based Nutritional Supplements.

In December 2015, the Company acquired all worldwide issued (US Patent Number 8,236,935, and 10,272,065) and pending patents under PCT/FR2007/000697 and PCT/CA2014/000029 for the Adva-27a anticancer compound from Advanomics Corporation, a related party, and terminated the License Agreement. In 2016, the remaining value of these patents was impaired. The Company is however continuing development of the Adva-27a anticancer drug covered by these patents.

In March 2018, the Company formed NOX Pharmaceuticals, Inc., a wholly owned Colorado corporation and assigned all of the Company’s interest in the Adva-27a anticancer drug to that company. NOX Pharmaceuticals Inc.’s mission is to research, develop and commercialize proprietary drugs including Adva-27a.

In December 2018, the Company launched its first Science-Based Nutritional Supplements product, Essential 9™, an over-the-counter tablet comprised of the nine (9) essential amino acids that the human body cannot make. Essential 9™ has been authorized for marketing by Health Canada under NPN 80089663.

Effective February 1, 2019, the Company completed a 20 to 1 reverse split of its Common Stock, reducing the issued and outstanding shares of Common Stock from 1,713,046,242 to 85,652,400 (the “First Reverse Stock Split”). The Company’s authorized capital of Common Stock remained as previously established at 3,000,000,000 shares.

Effective April 6, 2020, the Company completed another 20 to 1 reverse split of its Common Stock, reducing the issued and outstanding shares of Common Stock from 1,193,501,925 to 59,675,417 (the “Second Reverse Stock Split”). The number of Common Shares authorized for issuance remained as previously established at 3,000,000,000 shares. All references to the Company’s Common Stock in this Report, including the Company's financial statements reflect both the First and Second Reverse Stock Split on a retroactive basis.

On May 22, 2020, the Company filed a provisional patent application in the United States for a new treatment for Coronavirus infections. The Company’s patent application covers composition subject matter pertaining to small molecules for inhibition of the main Coronavirus protease, Mpro, an enzyme that is essential for viral replication. The patent application has a priority date of May 22, 2020. On April 30, 2021, the Company filed a PCT application containing new research results and extending coverage to include the Coronavirus Papain-Like protease, PLpro. The priority date of May 22, 2020 has been maintained in the newly filed PCT application.

On June 17, 2020, the Company filed an amendment to its Articles of Incorporation (the “Amendment”) with the State of Colorado, to eliminate the Series “A” Preferred Shares consisting of Eight Hundred and Fifty Thousand (850,000) shares, par value $0.10 per share, and the designation thereof, which shares were returned to the status of undesignated shares of Preferred Stock. In addition, the Amendment increased the number of authorized Series “B” Preferred Shares from Five Hundred Thousand (500,000) to One Million (1,000,000) shares.

Also on June 17, 2020, the Company issued Five Hundred Thousand (500,000) shares of Series “B” Preferred Stock in favor of Dr. Steve N. Slilaty, the Company’s CEO, in consideration for the COVID-19 treatment technology he developed. The Series “B” Preferred Stock is non-convertible, non-redeemable, non-retractable and has a superior liquidation value of $0.10 per share. Each share of Series “B” Preferred Stock is entitled to 1,000 votes per share. This issuance brought the total number of Series “B” Preferred Stock held by Dr. Slilaty to 1,000,000 shares.

On September 8, 2020, the Company executed a financing agreement with RB Capital Partners, Inc., La Jolla, CA, (“RB Capital”) who agreed to provide the Company with a minimum of $2 million in convertible debt financing during the ensuing three to six month period pursuant to the terms and conditions included in relevant Promissory Notes (the “Promissory Notes”). The Promissory Notes bear interest at the rate of 5% per annum and have a maturity date of two years from the date of issuance. The Company has the right to pay off all or any part of the Promissory Notes at any time without penalty. As of June 30, 2021, the Company has received a total of $2,554,000 in funding under this agreement.

Effective October 6, 2020, the Company entered into a Research Agreement (the “Agreement”) with the University of Georgia Research Foundation, Inc. (“UGARF”), representing the University of Georgia (“UGA”). The purpose of the Agreement is to memorialize the terms of the Company working together with UGA to conduct the necessary research and development to advance the Company’s Anti-Coronavirus lead compound, SBFM-PL4 (or derivatives thereof) through various stages of preclinical development, animal studies and clinical trials for Coronavirus infections. The Agreement grants the Company an exclusive worldwide license for all of the intellectual property developed by UGA, whether developed alone or jointly with the Company.

On January 26, 2021, the Company received a Notice of Allowances from the Canadian Intellectual Property Office for a new patent application covering Adva-27a. The newly issued patent contains new subject matter and extends the proprietary protection of Adva-27a in Canada until 2034.

On February 4, 2021, the Company entered into an exclusive license agreement with the University of Georgia (“UGA”) for two Anti-Coronavirus compounds which UGA had previously developed and patented. The Company and UGA will advance the development of these two compounds in parallel with the Company’s own Anti-Coronavirus compound, SBFM-PL4.

On March 9, 2021, the Company received a Notice of Allowance from the European Patent Office for a new patent application covering Adva-27a. The newly issued patent contains new subject matter and extends the proprietary protection of Adva-27a in Europe until 2034. The equivalent patent in the United States was issued in 2019 (US Patent Number 10,272,065).

The Company's financial statements reflect both the First and Second Reverse Stock Split on a retroactive basis and represent the consolidated activity of Sunshine Biopharma, Inc. and its subsidiaries (Sunshine Biopharma Canada Inc. and NOX Pharmaceuticals Inc.) herein collectively referred to as the "Company".

Impact of Coronavirus (COVID-19) Pandemic

In March 2020, the World Health Organization declared Coronavirus and its associated disease, COVID-19, a global pandemic. Conditions surrounding the Coronavirus outbreak have been and are continuing to evolve rapidly. Government authorities in the U.S. and around the world have implemented emergency measures to mitigate the spread of the virus. The outbreak and related mitigation measures have had and will continue to have a material adverse impact on the world economies and the Company's business activities. It is not possible for the Company to predict the duration or magnitude of the adverse conditions of the outbreak and their effects on the Company’s business or ability to raise funds. No adjustments have been made to the amounts reported in the Company's financial statements as a result of this matter.

Basis of Presentation of Unaudited Financial Information

The unaudited financial statements of the Company for the three and six month periods ended June 30, 2021 and 2020 have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and pursuant to the requirements for reporting on Form 10-Q and Regulation S-X. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. However, such information reflects all adjustments (consisting solely of normal recurring adjustments), which are, in the opinion of management, necessary for the fair presentation of the financial position and the results of operations. Results shown for interim periods are not necessarily indicative of the results to be obtained for a full fiscal year. The balance sheet information as of December 31, 2020 was derived from the audited financial statements included in the Company's financial statements as of and for the year ended December 31, 2020 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on March 30, 2021. These financial statements should be read in conjunction with that report.

Recently Issued Accounting Pronouncements

In December 2019, the FASB issued ASU 2019-12 “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” This guidance removes certain exceptions to the general principles in Topic 740 and provides consistent application of U.S. GAAP by clarifying and amending existing guidance. The effective date of the new guidance for public companies is for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the timing of adoption and impact of the updated guidance on its financial statements.

In February 2020, the FASB issued ASU 2020-02, Financial Instruments-Credit Losses (Topic 326) and Leases (Topic 842) - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases (Topic 842) which amends the effective date of the original pronouncement for smaller reporting companies. ASU 2016-13 and its amendments will be effective for the Company for interim and annual periods in fiscal years beginning after December 15, 2022. The Company believes the adoption will modify the way the Company analyzes financial instruments, but it does not anticipate a material impact on results of operations. The Company is in the process of determining the effects adoption will have on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815 – 40), (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU2020-06 amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is evaluating the impact of this guidance on its unaudited consolidated financial statements.